Guarantees in Insurance Contracts - Summary of Liabilities for Guarantees for Minimum Benefits (Detail) € in Millions, Unit_pure in Millions	12 Months Ended
	Dec. 31, 2020 EUR (€)	Dec. 31, 2019 EUR (€)	Jan. 01, 2019 EUR (€)
Liabilities under insurance contracts and reinsurance contracts issued [line items]
Beginning balance	€ 122,885
Ending balance	122,146	€ 122,885
Account value	135,441	135,710	€ 117,113
Net amount at risk	224,172	226,374	€ 194,353
United States [member] | Life contingent guarantees [member]
Liabilities under insurance contracts and reinsurance contracts issued [line items]
Beginning balance	1,133	1,425
Incurred guarantee benefits	189	(238)
Paid guarantee benefits	(95)	(81)
Net exchange differences	(100)	27
Ending balance	1,127	1,133
United States [member] | Life contingent guarantees [member] | Guaranteed Minimum Death Benefit 1 [member]
Liabilities under insurance contracts and reinsurance contracts issued [line items]
Beginning balance	448	519
Incurred guarantee benefits	144	(27)
Paid guarantee benefits	(61)	(53)
Net exchange differences	(43)	10
Ending balance	488	448
Account value	52,481	54,411
Net amount at risk	€ 919	€ 1,268
Average attained age of contract holders	70	70
United States [member] | Life contingent guarantees [member] | Guaranteed Minimum Income Benefit [member]
Liabilities under insurance contracts and reinsurance contracts issued [line items]
Beginning balance	€ 686	€ 906
Incurred guarantee benefits	44	(210)
Paid guarantee benefits	(34)	(27)
Net exchange differences	(57)	17
Ending balance	638	686
Account value	5,337	5,331
Net amount at risk	€ 542	€ 688
Average attained age of contract holders	72	71